Short and Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Short and Long-Term Debt

12. Short and Long-Term Debt

Total indebtedness is as follows (in millions):

	September 30, 2013	December 31, 2012
Senior Secured Credit Facilities
Term loan credit facility—USD—$350 million	$345	$347
Term loan credit facility—EUR—€120 million	160	157
Second-Priority senior secured 9.75% notes due 2020, $400 million	400	400
Senior PIK Toggle 9.125% Notes due 2017, $250 million	—	248
Capital and financing lease obligations	7	9

Total	912	1,161
Less current maturities	(6)	(6)

Total long-term debt	$906	$1,155

As indicated in Note 5, the Company’s initial public offering (“IPO”) of 15.8 million shares of common stock in April 2013, and the underwriters’ subsequent exercise of its option to purchase 1.2 million additional shares, provided the Company with net proceeds of $230 million. The primary use of these proceeds was the June 2013 extinguishment of the face value $250 million PIK Toggle Notes. This transaction resulted in the Company recording a $12 million loss on the early extinguishment of debt, which consisted of the redemption premium, the write off of the remaining deferred financing charges and the additional expense related to the discount. This loss is recorded on the Company’s Condensed Consolidated Statements of Operations. As of September 30, 2013, the total capacity and available capacity under the Company’s borrowing arrangements were as follows (in millions):

	Interest Rate		Expiration Date	Total Capacity	Available Capacity
Credit Facilities
Revolving credit facility—USD—$200 million	(1	)(2)	February 15, 2017	$200	$197
Term loan credit facility—USD—$350 million	(1	)(3)	February 15, 2019	345	—
Term loan credit facility—EUR—€ 120 million	(1	)(4)	February 15, 2019	160	—
Second-Priority senior secured notes	9.75%		March 31, 2020	400	—

				$1,105	$197

(1)	Alternate base rate is 1.00%.
(2)	The applicable rate is determined by the First Lien Leverage Ratio. The table below summarizes the applicable rate for the revolving credit facility:

Revolving Credit Facility First Lien Leverage Ratio	ABR Spread for Revolving Loans	Eurocurrency Spread for Revolving Loans
Greater than or equal to 1.50 to 1.00	2.25%	3.25%
Less than 1.50 to 1.00 and greater than or equal to 1.00 to 1.00	2.00%	3.00%
Less than 1.00 to 1.00	1.75%	2.75%

(3)	The applicable rate for the Dollar term loan is 3.25% per annum.
(4)	The applicable rate for the Euro term loan is 3.50% per annum.

11. Short and Long-Term Debt

Total indebtedness is as follows:

	Successor	Predecessor
	December 31,	December 31,
	2012	2011
Senior Secured Credit Facilities
Term loan Credit Facility—USD—$350 million	$347	$—
Term loan Credit Facility—EUR—€120 million	157	—
Second-Priority Senior Secured 9.75% Notes due 2020, $ 400 million	400	—
Senior PIK Toggle 9.125% Notes due 2017, $ 250 million	248	—
Capital and financing lease obligations	9	8
Related Party debt-subordinated capitalization bonds	—	373
Term facility—€ loan	—	413
Term facility—$ loan	—	337

Total	1,161	1,131
Less current maturities	6	29

Total Long-term debt	$1,155	$1,102

Aggregate maturities of debt for long-term borrowings are as follows:

2014	$6
2015	$6
2016	$7
2017	$257
Thereafter	$879

Total aggregate maturities of debt	$1,155

As of December 31, 2012, the total capacity and available capacity under the Company’s borrowing arrangements were as follows:

	Interest Rate		Expiration Date	Total Capacity	Available Capacity
Senior Secured Credit Facilities
Revolving Credit Facility—USD—$200 million	(1	)(2)	February 15, 2017	$194	$191
Term loan Credit Facility—USD—$350 million	(1	)(3)	February 15, 2019	347	—
Term loan Credit Facility—EUR—€120 million	(1	)(4)	February 15, 2019	157	—
Second-Priority Senior Secured Notes	9.75%		March 31, 2020	400	—
Senior PIK Toggle Notes	9.125%		December 15, 2017	248	—

				$1,346	$191

(1)	Alternate base rate is 1.25%.
(2)	The applicable rate is determined by the First Lien Leverage Ratio. Below is table summarizing the applicable rate for the Revolving credit facility:

Revolving Credit Facility Leverage Ratio	ABR Spread for Revolving Loans	Eurocurrency Spread for Revolving Loans
Category 1:
Greater than or equal to 1.50 to 1.00	3.00%	4.00%
Category 2:
Less than 1.50 to 1.00 and greater than or equal to 1.00 to 1.00	2.75%	3.75%
Category 3:
Less than 1.00 to 1.00	2.50%	3.50%

(3)	The applicable rate for the Dollar term loan is 4.00% per annum.
(4)	The applicable rate for the Euro term loan is 4.25% per annum.

Description of Taminco Corporation and Subsidiary Debt

As a result of the Acquisition, the senior facility agreement and subordinated capitalization bonds were repaid and replaced by a new debt structure. The debt incurred on the transaction date, February 15, 2012, included borrowings under the Company’s senior secured credit facility (the “Senior Secured Credit Facility”) and the issuance of secured notes. The Company borrowed an initial amount of $510 million in term loan facilities and under the Senior Secured Credit Facility (consisting of $350 million Dollar Term Loans and €120 million Euro Term Loan) with original maturity dates of February 15, 2019. In addition, The Company issued an original aggregate principal amount of $400 million under a Second-Priority Senior Secured Notes with a maturity date of March 31, 2020 (the “2020 Notes”). The initial term loan facilities and issuance of 2020 Notes were used by the Company to pay off the previously existing debt.

On the transaction date, the Company also entered an agreement for a $200 million Senior Secured Revolving Credit Facility. As of December 31, 2012, there are no outstanding borrowings against the revolving loan.

On May 15, 2012, the Company refinanced the Senior Secured Credit Facility. As part of this refinancing, the applicable rate was lowered by 1% on the USD loans and 0.75% on the Euro loans. There were no changes to the term of the loan. In addition, the revolving credit agreement was reduced by $5.8 million, reducing the available capacity to $194 million. The transaction was treated as a debt modification and the financing costs of $8 million were capitalized and will be amortized over the life of the loan to interest expense.

Senior Secured Credit Facility

The Senior Secured Credit Facility consists of term loan facilities and revolving credit facilities (the facilities described in the Original Credit Agreement, and as amended by the Senior Secured Credit Facility Amendment).

The Senior Secured Credit Facility and the indenture governing the 2020 Notes contain customary covenants. We may be required to comply with a specific financial ratio under our revolving credit facility. Under the revolving credit facility, if we have indebtedness under the revolving credit facility or if more than $20 million of letters of credit that are not cash-collateralized are outstanding, we must maintain a maximum net first lien coverage ratio of 3.75 to 1.00, tested quarterly and upon each credit extension. As of December 31, 2012, there were no amounts drawn under our revolving credit facility and we had a net first lien coverage ratio of 1.9 to 1.00, which would have been in compliance with the ratio requirement if we were under an obligation to comply.

Second-Priority Senior Secured Notes

On February 15, 2012, The Company issued in a private placement $400 million of 9.75% Second-Priority Senior Notes due 2020. The 2020 Notes mature on March 15, 2020 and bear interest payable semiannually on March 31 and September 30 of each year.

The Company may redeem some or all of the 2020 Notes at any time on or after March 31, 2015 at the redemption price equal to the principal amount thereof plus accrued and unpaid interest, if any, to the redemption date. In addition, the Company may redeem up to 40% of the aggregate principal amount of the 2020 Notes on or prior to March 31, 2015, with the net proceeds from certain equity offerings at a redemption price of 109.750%, plus accrued and unpaid interest, if any to the redemption date. Prior to March 31, 2015, the Company may redeem some or all of the 2020 Notes at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, plus an applicable “make-whole” premium.

Senior PIK Toggle Notes

On December 18, 2012, the Company issued in a private placement $250 million of 9.125%/9.875% Senior PIK Toggle Notes due 2017 (the “PIK Toggle Notes” and, together with the 2020 Notes the “Notes”). The PIK Toggle Notes mature on December 15, 2017 and bear interest payable semiannually on June 15 and December 15 of each year.

The Company may redeem some or all of the PIK Toggle Notes at any time prior to December 15, 2013 at the redemption price equal to 100% of the aggregate principal amount of the PIK Toggle Notes to be redeemed plus the applicable “make-whole” premium and accrued and unpaid interest. In addition, at any time prior to December 15, 2013 the Company may redeem up to 100% of the PIK Toggle Notes using the net proceeds from certain equity offerings at a redemption price of 102% of the principal amount thereof plus accrued and unpaid interest. The Company may redeem the PIK Toggle Notes on or after December 15, 2013 in whole or in part, at its option at a redemption price plus accrued and unpaid interest. The interest associated with the PIK Toggle Notes may be paid in cash, through an increase in the principal amount of the PIK Toggle Notes or by issuing new PIK Toggle Notes to satisfy the obligation. Interest expense is calculated at a rate of 9.125% for cash payments or 9.875% for payments made through an increase in the principal amount of PIK Toggle Notes outstanding, respectively. The net proceeds of this offering of approximately $243 million were distributed to the shareholders of the Company as a return of capital.

Description of Predecessor Debt

The Company entered into a EUR 440 million and USD 357 million Senior Facility Agreement with Rabobank dated August 31, 2007. The Senior Facility Agreement includes a number of smaller loan facilities with floating interest rates (Libor or Euribor + margin) which have been partially swapped into fixed interest rates via various interest rate swap contracts (see note 13). USD denominated loan agreements are mainly recorded by the US entity Taminco Inc. and a small portion by Taminco BVBA (formerly Taminco NV); whereas the EUR loan agreements are contracted by Taminco BVBA (formerly Taminco NV) and Taminco Germany entities having EUR as functional currency. In 2010 following a US restructuring whereas Taminco North America Inc., Taminco Higher Amines Inc. and Taminco Inc. merged into Taminco Methylamines Inc., the USD denominated loan agreements recorded by Taminco North America Inc. were transferred to Taminco Methylamines Inc. This merger had no impact on the outstanding bank debt. In 2011 Taminco Methylamines Inc. was renamed Taminco Inc.

Interest rates and maturities on Rabobank Senior facility agreements were as follows:

	Interest Rate%	Maturity Date
Facility A—$ loan Facility A—€ loan	LIBOR +2.00	August 31, 2014
	EURIBOR +2.00	August 31, 2014
Facility B—$ loan	LIBOR +2.00	August 31, 2015
Facility B—€ loan	EURIBOR +2.00	August 31, 2015
Facility C—$ loan	LIBOR +3.25	August 31, 2016
Facility C—€ loan	EURIBOR +3.25	August 31, 2016
Facility D—$ loan	LIBOR +4.25	August 31, 2017

The costs related to the issuance of debt are capitalized and amortized over the life of the related debt. The Company has a balance of $13 million and $10 million related to deferred financing costs included in the non-current assets of the Consolidated Balance Sheets as of December 31, 2010 and 2011, respectively. A total of $2.7 million, $2.6 million and $2.9 million was amortized during the years ended December 31, 2009, 2010 and 2011, respectively, and included in interest expense of the Consolidated Statements of Operations.

The Senior Facility Agreement contains terms and provisions (including representations, covenants and conditions) customary for credit agreements of this type. There are three primary financial covenants. The interest over covenant is a test which requires the consolidated EBITDA should be more than 1.8 times the consolidated total net cash interest expense. The leverage ratio is a leverage test which requires Total Net Debt, as defined, not exceeding 7 times the consolidated EBITDA. The cash flow cover requires that total consolidated cash flow is both positive and larger than the total net cash interest expense and all repayments of borrowings on consolidated basis. As of December 31, 2011, we were in compliance with all debt covenants.

The Senior Facility Agreement with Rabobank has been secured through:

•	Pledges of the shares of Taminco BVBA (formerly Taminco NV), Taminco South NV, Taminco North BVBA, Taminco Germany GmbH, Taminco do Brasil Comércio & Industria de Aminas Ltda, Taminco Do Brasil Produtos Quimicos LTDA and Taminco Inc. amounting to $1.2 billion;

•	Mortgages and pledges on the business of Taminco BVBA (formerly Taminco NV) amounting to $662 million and;

•	Pledges on the receivables of Taminco BVBA (formerly Taminco NV), Taminco North BVBA and Taminco South NV amounting to $203 million.